Significant Component of Deferred tax Asset and Liabilities (Detail) (Successor, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Successor
Deferred tax assets:
Postretirement and other benefits	$ 75,927	$ 67,629
Capitalized expenditures	5,365	7,221
Net operating loss and tax credit carryforwards	138,905	156,382
All other items	42,418	40,852
Total deferred tax assets	262,615	272,084
Deferred tax liabilities:
Property, plant and equipment	(47,480)	(49,884)
Intangibles	(37,015)	(42,930)
All other items	(2,662)	(121)
Total deferred tax liabilities	(87,157)	(92,935)
Valuation allowances	(97,285)	(152,373)
Net deferred tax assets	$ 78,173	$ 26,776